UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders. [Insert Tailored Shareholder Report]

(a)	Tailored Shareholder Report

One Global ETF

(FFND) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2026

Annual Shareholder Report - May 31, 2026

This annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$105	0.94%

How did the Fund perform during the reporting period?

Performance of the One Global ETF (FFND) for the one-year period ending May 31, 2026 was 23.72% at NAV.

From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the recovery from the tariff related volatility in the first quarter.

The Fund’s investment strategy is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations.

To this end, the performance of the Fund was driven by our investments in companies that dominate their respective industries in Technology, (Intel, Applied Materials and Alphabet); Capital goods, (Caterpillar, TechnipFMC and Mercury Systems); and Health Care, (Guardant Health, Galderma, and Penumbra).

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

How has the Fund performed since inception?

One Global ETF - NAV
MSCI All Country World Index
S&P 500® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$18,130
$17,062
$13,020
08/23/21
08/31/21
11/30/21
02/28/22
05/31/22
08/31/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	One Global ETF - NAV	MSCI All Country World Index	S&P 500® Index
08/23/21	$10,000	$10,000	$10,000
08/31/21	$10,208	$10,151	$10,099
11/30/21	$10,012	$9,992	$10,233
02/28/22	$8,363	$9,634	$9,834
05/31/22	$6,978	$9,081	$9,327
08/31/22	$7,163	$8,579	$8,965
11/30/22	$6,770	$8,873	$9,290
02/28/23	$6,842	$8,882	$9,078
05/31/23	$6,866	$9,206	$9,600
08/31/23	$7,927	$9,825	$10,395
11/30/23	$7,639	$9,989	$10,576
02/29/24	$8,851	$10,993	$11,842
05/31/24	$9,175	$11,427	$12,306
08/31/24	$9,255	$12,183	$13,215
11/30/24	$10,428	$12,655	$14,160
02/28/25	$10,544	$12,704	$14,022
05/31/25	$10,524	$13,045	$13,970
08/31/25	$11,644	$14,172	$15,314
11/30/25	$12,044	$15,025	$16,284
02/28/26	$12,387	$15,844	$16,405
05/31/26	$13,020	$17,062	$18,130

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (August 23, 2021)
One Global ETF - NAV	23.72%	5.69%
MSCI All Country World Index	30.80%	11.85%
S&P 500® Index	29.78%	13.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-466-7090.

Fund Statistics

  Net Assets$102,796,722
  Number of Portfolio Holdings90
  Advisory Fee (net of recoupments)$582,426
  Portfolio Turnover72%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.5%
Industrials 16.9%
Consumer Discretionary 13.1%
Health Care 11.3%
Financials 10.7%
Communications 8.6%
Consumer Staples 4.4%
Utilities 1.8%
Energy 1.5%
Materials 1.4%
Real Estate 1.1%
Communication Services 1.0%
Other Assets in Excess of Liabilities 0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Communication Services	1.0%
Real Estate	1.1%
Materials	1.4%
Energy	1.5%
Utilities	1.8%
Consumer Staples	4.4%
Communications	8.6%
Financials	10.7%
Health Care	11.3%
Consumer Discretionary	13.1%
Industrials	16.9%
Technology	27.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.2%
Amazon.com, Inc.	4.6%
Apple, Inc.	4.4%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.7%
Microsoft Corporation	2.3%
BWX Technologies, Inc.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
BAE Systems plc	1.4%
Halozyme Therapeutics, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

One Global ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This annual shareholder report contains important information about One Global ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 053126-FFND

The Future Fund Long/Short ETF

(FFLS) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2026

Fund Overview

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$205	2.04%

How did the Fund perform during the reporting period?

Performance of the Future Fund Long/Short ETF (FFLS) for the one-year period ending May 31, 2026 was 0.51% at NAV.

From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the recovery from the tariff related volatility in the first quarter.

The Fund’s investment strategy is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations. While at the same time shorting stocks that we feel will be disrupted by these secular trends.

To this end, the performance of the Fund was driven by our investments in companies that dominate their respective industries in Technology, (Alphabet, Nvidia and Coherent); Consumer, (Baidu, Yeti, and Amazon); and Health Care, (Halozyme, Penumbra, and Edwards Life Science).

The performance of the Fund on the short side was driven by our investments in companies that remain challenged in this environment. These include companies in the Technology sector, (Adobe and Duolingo); the Health Care sector, (Cigna); and Consumer sector (On Holdings).

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

The Future Fund Long Short ETF - NAV
S&P 500® Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,970
$12,752
06/20/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26

Table Summary
	The Future Fund Long Short ETF - NAV	S&P 500® Index
06/20/23	$10,000	$10,000
08/31/23	$9,910	$10,303
11/30/23	$9,840	$10,483
02/29/24	$10,820	$11,738
05/31/24	$11,525	$12,197
08/31/24	$11,335	$13,099
11/30/24	$11,910	$14,036
02/28/25	$12,564	$13,899
05/31/25	$12,688	$13,847
08/31/25	$13,205	$15,179
11/30/25	$12,719	$16,141
02/28/26	$12,378	$16,260
05/31/26	$12,752	$17,970

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 20, 2023)
The Future Fund Long Short ETF - NAV	0.51%	8.60%
S&P 500® Index	29.78%	22.00%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-466-7090.

Fund Statistics

  Net Assets$42,618,125
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$228,601
  Portfolio Turnover283%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	160.5%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Financials	1.7%
Consumer Staples	1.8%
Real Estate	2.8%
Communications	11.8%
Health Care	12.8%
Consumer Discretionary	14.1%
Industrials	22.3%
Technology	24.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
Amazon.com, Inc.	5.4%
Palo Alto Networks, Inc.	4.6%
Alphabet, Inc., Class A	4.2%
Halozyme Therapeutics, Inc.	3.5%
AeroVironment, Inc.	3.4%
Edwards Lifesciences Corporation	3.2%
Block, Inc.	3.1%
Broadcom, Inc.	2.9%
Equinix, Inc.	2.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Health Care	-1.8%
Communications	-3.7%
Consumer Discretionary	-4.3%
Financials	-6.2%
Industrials	-6.2%
Technology	-12.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

The Future Fund Long/Short ETF

Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 053126-FFLS

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is an independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$27,000
2025	$26,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$7,500
2025	$7,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2025 and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2025 and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Keith Rhoades, Brian Nielsen, Randy Skalla, Tony Lewis and Thomas T. Sarkany

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

One Global ETF
(FFND)

The Future Fund Long/Short ETF
(FFLS)

Annual Financial Statements and Additional Information

May 31, 2026

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 10.3%
5,050	AeroVironment, Inc.(a)	$1,046,562
16,730	Airbus S.E. - ADR	871,131
1,800	Axon Enterprise, Inc.(a)	807,696
13,150	BAE Systems plc - ADR	1,437,427
17,936	Embraer S.A. - ADR	1,035,804
3,657	General Dynamics Corporation	1,268,321
16,308	Kratos Defense & Security Solutions, Inc.(a)	1,045,832
8,373	Mercury Systems, Inc.(a)	935,264
71,867	Rolls-Royce Holdings plc - ADR	1,290,013
10,581	Safran S.A. - ADR	941,180
		10,679,230
	APPAREL & TEXTILE PRODUCTS - 1.0%
21,190	NIKE, Inc., Class B	979,614

	ASSET MANAGEMENT - 3.9%
904	Blackrock, Inc.	946,380
10,972	Charles Schwab Corporation (The)	958,404
2,702	LPL Financial Holdings, Inc.	739,727
28,138	UBS Group A.G.	1,324,736
		3,969,247
	BANKING - 4.2%
21,835	Bank of America Corporation	1,126,686
9,017	Citigroup, Inc.	1,135,240
2,788	Credicorp Ltd.	955,252
3,890	JPMorgan Chase & Company	1,164,316
		4,381,494
	BEVERAGES - 1.6%
24,607	Celsius Holdings, Inc.(a)	818,675
6,686	Fomento Economico Mexicano S.A.B. de C.V. - ADR	795,835
		1,614,510
	BIOTECH & PHARMA - 6.4%
1,148	Argenx S.E. - ADR(a)	959,716
18,396	Galderma Group A.G. - ADR	783,854
21,462	Halozyme Therapeutics, Inc.(a)	1,428,081

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BIOTECH & PHARMA - 6.4% (Continued)
9,000	Ionis Pharmaceuticals, Inc.(a)	$688,500
5,198	Johnson & Johnson	1,171,265
3,326	Vertex Pharmaceuticals, Inc.(a)	1,488,519
		6,519,935
	CHEMICALS - 0.7%
16,215	Air Liquide S.A. - ADR	670,490

	CONSTRUCTION MATERIALS - 0.8%
10,208	Knife River Corporation(a)	801,430

	DATA CENTER REIT - 1.1%
1,018	Equinix, Inc.	1,087,265

	E-COMMERCE DISCRETIONARY - 5.6%
8,496	Alibaba Group Holding Ltd. - ADR	1,055,373
17,485	Amazon.com, Inc.(a)	4,732,140
		5,787,513
	ELECTRIC UTILITIES - 1.8%
18,287	Dominion Energy, Inc.	1,224,132
7,487	National Grid plc - ADR	610,415
		1,834,547
	ELECTRICAL EQUIPMENT - 4.7%
8,000	Amphenol Corporation, Class A	1,190,080
8,356	BWX Technologies, Inc.	1,636,773
3,544	ESCO Technologies, Inc.	1,034,494
2,000	Littelfuse, Inc.	933,740
		4,795,087
	ENGINEERING & CONSTRUCTION - 0.8%
28,659	Tetra Tech, Inc.	787,836

	HEALTH CARE FACILITIES & SERVICES - 1.5%
10,837	GeneDx Holdings Corporation(a)	563,416
11,154	HealthEquity, Inc.(a)	981,440
		1,544,856

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOME CONSTRUCTION - 0.6%
4,349	DR Horton, Inc.	$639,694

	HOUSEHOLD PRODUCTS - 2.0%
71,038	Haleon plc - ADR	643,604
35,838	Shiseido Company Ltd. - ADR	628,599
15,193	Unilever plc - ADR	857,644
		2,129,847
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
17,339	Lazard, Inc.	820,655
29,042	London Stock Exchange Group plc - ADR	882,586
		1,703,241
	INSURANCE - 0.9%
10,972	MetLife, Inc.	907,275

	INTERNET MEDIA & SERVICES - 7.1%
8,442	Alphabet, Inc., Class A(b)	3,210,831
10,024	Baidu, Inc. - ADR(a)	1,356,347
2,171	Meta Platforms, Inc., Class A	1,373,179
10,560	Netflix, Inc.(a)	908,371
6,721	Uber Technologies, Inc.(a)	473,158
		7,321,886
	LEISURE FACILITIES & SERVICES - 2.9%
34,219	DraftKings, Inc.(a)	838,023
51,517	Norwegian Cruise Line Holdings Ltd.(a)	944,822
61,159	Super Group SGHC Ltd.	761,430
59,129	Wynn Macau Ltd. - ADR	434,007
		2,978,282
	LEISURE PRODUCTS - 1.1%
23,992	YETI Holdings, Inc.(a)	1,150,896

	MACHINERY - 1.1%
1,293	Caterpillar, Inc.	1,132,500

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4%
54,127	ConvaTec Group plc - ADR	$591,067
10,459	Edwards Lifesciences Corporation(a)	904,390
7,500	Guardant Health, Inc.(a)	972,675
2,122	Thermo Fisher Scientific, Inc.	1,045,106
		3,513,238
	OIL & GAS PRODUCERS - 1.4%
18,387	BP PLC - ADR	769,864
3,995	Chevron Corporation	728,928
		1,498,792
	RETAIL - CONSUMER STAPLES - 0.8%
7,162	Walmart, Inc.	829,001

	RETAIL - DISCRETIONARY - 1.9%
2,349	Home Depot, Inc. (The)	744,962
8,055	RH(a)	1,196,087
		1,941,049
	SEMICONDUCTORS - 12.7%
6,307	Broadcom, Inc.	2,817,778
1,636	Coherent Corp.(a)	591,365
25,517	NVIDIA Corporation	5,387,659
3,000	Onto Innovation, Inc.(a)	774,720
7,044	Rambus, Inc.(a)	1,024,620
3,198	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,338,203
1,551	Texas Instruments, Inc.	474,110
8,267	Universal Display Corporation	761,556
		13,170,011
	SOFTWARE - 3.4%
5,148	Microsoft Corporation	2,317,835
4,175	Palo Alto Networks, Inc.(a)	1,176,056
		3,493,891
	TECHNOLOGY HARDWARE - 8.9%
14,370	Apple, Inc.	4,484,302
10,061	Cisco Systems, Inc.	1,211,546
4,051	Corning, Inc.	733,879

See accompanying notes which are an integral part of these financial statements.

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY HARDWARE - 8.9% (Continued)
2,065	InterDigital, Inc.	$520,566
58,463	Nintendo Company Ltd. - ADR	651,862
8,000	Pure Storage, Inc., Class A(a)	636,080
46,047	Sony Group Corporation - ADR	993,234
		9,231,469
	TECHNOLOGY SERVICES - 2.4%
18,642	Block, Inc.(a)	1,411,573
3,112	Visa, Inc., Class A	1,015,632
		2,427,205
	TELECOMMUNICATIONS - 2.5%
19,388	GDS Holdings Ltd. - ADR(a)	687,305
11,453	Millicom International Cellular S.A.	977,628
4,245	T-Mobile US, Inc.	796,066
		2,460,999

	TOTAL COMMON STOCKS (Cost $92,807,883)	101,982,330

	TOTAL INVESTMENTS - 99.2% (Cost $92,807,883)	$101,982,330
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	814,392
	NET ASSETS - 100.0%	$102,796,722

ADR	– American Depository Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 91.3%
	AEROSPACE & DEFENSE - 14.8%
7,000	AeroVironment, Inc.(a)	$1,450,680
2,000	Axon Enterprise, Inc.(a)	897,440
16,465	Embraer S.A. – ADR (b)	950,854
14,384	Kratos Defense & Security Solutions, Inc.(a)	922,446
54,516	Rolls-Royce Holdings plc - ADR(b)	978,562
12,236	Safran S.A. - ADR	1,088,392
		6,288,374
	ASSET MANAGEMENT - 1.7%
2,634	LPL Financial Holdings, Inc.	721,110

	BEVERAGES - 1.8%
23,512	Celsius Holdings, Inc.(a)	782,244

	BIOTECH & PHARMA - 5.4%
22,622	Halozyme Therapeutics, Inc.(a), (b)	1,505,268
1,753	Vertex Pharmaceuticals, Inc.(a), (b)	784,538
		2,289,806
	DATA CENTER REIT - 2.8%
1,100	Equinix, Inc. (b)	1,174,844

	E-COMMERCE DISCRETIONARY - 7.9%
8,479	Alibaba Group Holding Ltd. – ADR (b)	1,053,261
8,523	Amazon.com, Inc.(a), (b)	2,306,664
		3,359,925
	ELECTRICAL EQUIPMENT - 6.3%
5,000	Amphenol Corporation, Class A	743,800
5,180	BWX Technologies, Inc. (b)	1,014,658
2,000	Littelfuse, Inc.	933,740
		2,692,198
	ENGINEERING & CONSTRUCTION - 1.2%
18,616	Tetra Tech, Inc. (b)	511,754

	HEALTH CARE FACILITIES & SERVICES - 2.1%
10,054	HealthEquity, Inc.(a), (b)	884,651

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 91.3% (Continued)
	INTERNET MEDIA & SERVICES - 11.7%
4,651	Alphabet, Inc., Class A (b)	$1,768,961
7,976	Baidu, Inc. - ADR(a), (b)	1,079,233
896	Meta Platforms, Inc., Class A (b)	566,729
8,590	Netflix, Inc.(a), (b)	738,912
12,710	Uber Technologies, Inc.(a)	894,784
		5,048,619
	LEISURE FACILITIES & SERVICES - 3.7%
29,055	DraftKings, Inc.(a),(b)	711,557
47,888	Norwegian Cruise Line Holdings Ltd.(a)	878,266
		1,589,823
	LEISURE PRODUCTS - 2.5%
21,607	YETI Holdings, Inc.(a)	1,036,488

	MEDICAL EQUIPMENT & DEVICES - 5.3%
15,826	Edwards Lifesciences Corporation(a), (b)	1,368,474
7,000	Guardant Health, Inc.(a)	907,830
		2,276,304
	SEMICONDUCTORS - 12.7%
2,774	Broadcom, Inc.	1,239,340
11,860	NVIDIA Corporation(b)	2,504,121
3,000	Onto Innovation, Inc.(a)	774,720
6,000	Rambus, Inc.(a)	872,760
		5,390,941
	SOFTWARE - 4.6%
6,976	Palo Alto Networks, Inc.(a), (b)	1,965,069

	TECHNOLOGY HARDWARE - 3.7%
5,000	Corning, Inc.	905,801
8,500	Pure Storage, Inc., Class A(a)	675,835
		1,581,636

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	TECHNOLOGY SERVICES - 3.1%
17,336	Block, Inc.(a), (b)	$1,312,682

	TOTAL COMMON STOCKS (Cost $33,890,546)	38,906,468

	TOTAL INVESTMENTS - 91.3% (Cost $33,890,546)	$38,906,468
	TOTAL SECURITIES SOLD SHORT (34.4)% - (Proceeds - $13,460,435)	(14,661,470)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.1%	18,373,127
	NET ASSETS - 100.0%	$42,618,125

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Fair Value
	BUSINESS DEVELOPMENT COMPANIES — (2.7)%
	ASSET MANAGEMENT - (2.7)%
(61,000)	Ares Capital Corporation	$(1,158,390)

	COMMON STOCKS — (31.7)%
	ADVERTISING & MARKETING - (1.7)%
(1,200)	AppLovin Corporation, Class A	(735,708)

	BANKING - (1.0)%
(8,000)	Banco Latinoamericano de Comercio Exterior S.A., Class E	(446,720)

	COMMERCIAL SUPPORT SERVICES - (2.3)%
(25,000)	H&R Block, Inc.	(962,250)

	ENGINEERING & CONSTRUCTION - (1.8)%
(1,100)	Quanta Services, Inc.	(782,903)

	HEALTH CARE FACILITIES & SERVICES - (1.8)%
(2,000)	HCA Healthcare, Inc.	(757,080)

	INTERNET MEDIA & SERVICES - (1.9)%
(23,000)	Match Group, Inc.	(830,990)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — (31.7)% (Continued)
	LEISURE FACILITIES & SERVICES - (0.9)%
(5,000)	Cava Group, Inc.	$(388,300)

	LEISURE PRODUCTS - (1.7)%
(10,000)	Polaris, Inc.	(705,700)

	RETAIL - DISCRETIONARY - (1.7)%
(2,500)	Lithia Motors, Inc., Class A	(727,225)

	SEMICONDUCTORS - (2.0)%
(7,000)	ON Semiconductor Corporation	(844,340)

	SOFTWARE - (4.3)%
(4,000)	Oracle Corporation	(903,120)
(6,000)	Palantir Technologies, Inc., Class A	(939,240)
		(1,842,360)
	SPECIALTY FINANCE - (2.6)%
(15,000)	Synchrony Financial	(1,071,600)

	TECHNOLOGY SERVICES - (5.9)%
(5,000)	Accenture PLC, Class A	(935,350)
(5,000)	Equifax, Inc.	(828,950)
(600)	Fair Isaac Corporation	(750,354)
		(2,514,654)
	TRANSPORTATION & LOGISTICS - (2.1)%
(5,000)	CH Robinson Worldwide, Inc.	(893,250)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $13,460,435)	$(14,661,470)

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

		The Future Fund
	One Global ETF	Long/Short ETF
ASSETS
Investment in securities at value (identified cost $92,807,883 and $33,890,546)	$101,982,330	$38,906,468
Cash	738,051	—
Broker Cash *	19,939	23,331,658
Dividends and interest receivable	206,986	41,368
Prepaid expenses and other assets	132	20,157
TOTAL ASSETS	102,947,438	62,299,651

LIABILITIES
Due to Custodian	—	4,952,927
Securities sold short (proceeds $13,460,435)	—	14,661,470
Investment advisory fees payable	67,644	21,261
Payable to related parties	30,712	8,044
Dividends payable	—	2,800
Accrued expenses and other liabilities	52,360	35,024
TOTAL LIABILITIES	150,716	19,681,526
NET ASSETS	$102,796,722	$42,618,125

Net Assets Consist Of:
Paid in capital	$91,982,247	$42,385,859
Accumulated gains	10,814,475	232,266
NET ASSETS	$102,796,722	$42,618,125

Net Asset Value Per Share:
Net Assets	$102,796,722	$42,618,125
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,180,000	1,840,000
Net asset value (Net Assets ・ Shares Outstanding), offering price and redemption price per share	$32.33	$23.16

*	Amount represents cash segregated at StoneX for short holdings.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

		The Future Fund
	One Global ETF	Long/Short ETF
INVESTMENT INCOME
Dividend income	$1,264,610	$96,739
Interest	50	636,240
Foreign tax withholding	(48,213)	(4,113)
TOTAL INVESTMENT INCOME	1,216,447	728,866

EXPENSES
Investment advisory fees	467,426	403,423
Administrative services fees	95,304	89,213
Transfer agent fees	49,160	10,241
Custodian fees	40,560	23,087
Legal fees	29,859	34,736
Printing and postage expenses	26,660	28,639
Trustees fees and expenses	26,333	28,149
Compliance officer fees	20,921	20,510
Audit fees	16,558	17,068
Insurance expense	9,922	1,706
Interest Expense	—	53,344
Dividend expense on short sales	—	273,692
Other expenses	23,514	18,451
TOTAL EXPENSES	806,217	1,002,259
Plus: Recapture of Fees Previously Waived /Expenses Reimbursed by the Adviser	115,000	—
Less: Fees Waived/Expenses Reimbursed by the Adviser	—	(174,822)
NET EXPENSES	921,217	827,437

NET INVESTMENT INCOME (LOSS)	295,230	(98,571)

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized gain from security transactions	6,688,181	4,713,088
Net realized loss on securities sold short	—	(7,855,129)
Net realized gain from in-kind redemptions	3,432,877	252,644
Foreign currency transactions	(19,758)	—
	10,101,300	(2,889,397)
Net change in unrealized appreciation (depreciation) on:
Investments	8,833,342	2,585,809
Securities sold short	—	680,825
Foreign currency translations	29,474	—
	8,862,816	3,266,634

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,964,116	377,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,259,346	$278,666

See accompanying notes which are an integral part of these financial statements.

One Global ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income	$295,230	$161,712
Net realized gain from security transactions, securities sold short, in-kind redemptions and foreign currency transactions	10,101,300	403,252
Net change in unrealized appreciation of investments and foreign currency translations	8,862,816	402,200
Net increase in net assets resulting from operations	19,259,346	967,164

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:	(601,832)	—
Net decrease in net assets resulting from distributions to shareholders	(601,832)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	31,443,527	82,080,694
Payments for shares redeemed:	(18,831,382)	(22,984,593)
Net increase in net assets resulting from shares of beneficial interest	12,612,145	59,096,101

TOTAL INCREASE IN NET ASSETS	31,269,659	60,063,265

NET ASSETS
Beginning of Year	71,527,063	11,463,798
End of Year	$102,796,722	$71,527,063

SHARE ACTIVITY
Shares sold	1,080,000	3,160,000
Shares redeemed	(620,000)	(940,000)
Net increase in shares of beneficial interest outstanding	460,000	2,220,000

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	May 31, 2026	May 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(98,571)	$67,312
Net realized gain (loss) from security transactions, securities sold short and in-kind redemptions	(2,889,397)	3,347,516
Net change in unrealized appreciation of investments and securities sold short	3,266,634	160,875
Net increase in net assets resulting from operations	278,666	3,575,703

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:	(2,503,952)	(1,139,304)
Net decrease in net assets resulting from distributions to shareholders	(2,503,952)	(1,139,304)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	6,565,503	15,183,626
Payments for shares redeemed:	(1,024,319)	(902,586)
Net increase in net assets resulting from shares of beneficial interest	5,541,184	14,281,040

TOTAL INCREASE IN NET ASSETS	3,315,898	16,717,439

NET ASSETS
Beginning of Year	39,302,227	22,584,788
End of Year	$42,618,125	$39,302,227

SHARE ACTIVITY
Shares sold	280,000	660,000
Shares redeemed	(40,000)	(40,000)
Net increase in shares of beneficial interest outstanding	240,000	620,000

See accompanying notes which are an integral part of these financial statements.

One Global ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The	For The
	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2026		May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022 *
Net asset value, beginning of period	$26.30		$22.93	$17.18	$17.44	$25.00

Activity from investment operations:
Net investment income (loss) (1)	0.09		0.15	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	6.14		3.22	5.91	(0.12)	(7.42)
Total from investment operations	6.23		3.37	5.75	(0.26)	(7.55)

Less distributions from:
Net investment income	(0.20)		—	—	—	—
Net realized gains	—		—	—	—	(0.01)
Return of capital	—		—	—	—	(0.00	) (6)
Total distributions	(0.20)		—	—	—	(0.01)

Net asset value, end of period	$32.33		$26.30	$22.93	$17.18	$17.44
Total return (2)	23.72%		14.70%	33.47%	(1.49)%	(30.22	)% (4)
Net assets, at end of period (000s)	$102,797		$71,527	$11,464	$8,592	$9,766

Ratio of gross expenses to average net assets	0.86%		1.61%	3.18%	3.76%	2.14	% (3)

Ratio of net expenses to average net assets	0.98	% (7)	1.00%	1.00%	1.00%	1.00	% (3)

Ratio of net investment income (loss) to average net assets	0.31%		0.58%	(0.81)%	(0.84)%	(0.76	)% (3)

Portfolio Turnover Rate (5)	72%		115%	78%	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

(7)	Net expenses are inclusive of recapture of fees previously waived or reimbursed by the adviser.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The	For The
	Year Ended	Year Ended	Period Ended
	May 31, 2026	May 31, 2025	May 31, 2024 *
Net asset value, beginning of period	$24.56	$23.05	$20.00

Activity from investment operations:
Net investment income (loss) (1)	(0.06)	0.05	(0.03)
Net realized and unrealized gain on investments	0.19	2.23	3.08
Total from investment operations	0.13	2.28	3.05

Less distributions from:
Net investment income	(0.03)	(0.04)	—
Net realized gains	(1.50)	(0.73)	—
Total distributions	(1.53)	(0.77)	—

Net asset value, end of period	$23.16	$24.56	$23.05
Total return (2)	0.51%	10.09%	15.25	% (5)
Net assets, at end of period (000s)	$42,618	$39,302	$22,585

Ratio of gross expenses to average net assets (3)	2.48%	2.05%	11.99	% (4)

Ratio of net expenses to average net assets (3)	2.04%	1.60%	1.64	% (4)

Ratio of net investment (loss) to average net assets	(0.24)%	0.20%	(0.16	)% (4)

Portfolio Turnover Rate (6)	283%	313%	88	% (5)

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.67%	1.69%	11.59%
Net expenses to average net assets	1.24%	1.24%	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026

1.	ORGANIZATION

One Global ETF (“FFND”) and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has retained responsibility for fair value determinations, however, it delegated execution of the fair value procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$101,982,330	$—	$—	$101,982,330
Total	$101,982,330	$—	$—	$101,982,330

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$38,906,468	$—	$—	$38,906,468
Total	$38,906,468	$—	$—	$38,906,468

Liabilities*	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,158,390	$—	$—	$1,158,390
Common Stocks	13,503,080	—	—	13,503,080
Total	$14,661,470	$—	$—	$14,661,470

*	Please refer to the Schedule of Investments for industry classifications.

There were no level 3 holdings during the year.

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy –The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities (include opening of short positions and cover of shorts, reflected on an absolute value basis and excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$65,293,603	$65,207,473
FFLS	$91,524,075	$93,701,587

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$30,283,693	$18,258,935
FFLS	$5,068,606	$822,033

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to each of the Funds. Pursuant to an Advisory Agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the year ended May 31, 2026, FFND and FFLS incurred $467,426 and $403,423 in advisory fees, respectively.

Effective as of May 1, 2025, the advisory fee for the FFND is 0.50% on the first $200,000,000 of net assets, 0.45% on net assets between $200,000,001 - $500,000,000, 0.40% on net assets between $500,000,001 - $1,000,000,000, and 0.35% on net assets $1,000,000,001 and over.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.24% for FFLS.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

For the year ended May 31, 2026, the Adviser recaptured $115,000 of previously waived fees in FFND and waived fees/reimbursed expenses of $174,822 in FFLS.

As of May 31, 2026, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2027	May 31, 2028	May 31, 2029	Total
FFND	$214,887	$169,863	$—	$384,750
FFLS	$201,787	$155,301	$174,822	$531,910

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor– Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of each Fund’s distribution for the year ended May 31, 2026, and May 31, 2025, was as follows:

For Year Ended	Ordinary	Long-Term	Return of
5/31/2026	Income	Capital Gains	Capital	Total
FFND	$601,832	$—	$—	$601,832
FFLS	2,503,952	—	—	2,503,952

For Year Ended	Ordinary	Long-Term	Return of
5/31/2025	Income	Capital Gains	Capital	Total
FFND	$—	$—	$—	$—
FFLS	1,139,304	—	—	1,139,304

As of May 31, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FFND	$2,056,723	$—	$—	$—	$—	$8,757,752	$10,814,475
FFLS	447,932	—	(2,335,866)	(1,008,125)	—	3,128,325	232,266

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open passive foreign investment companies. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $34.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. FFLS incurred and elected to defer such capital losses of $2,335,866.

At May 31, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
FFND	$—	$—	$—	$3,516,451
FFLS	1,008,125	—	1,008,125	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of in-kind redemptions, resulted in reclassifications for the Funds for the fiscal period ended May 31, 2026, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
FFND	$3,422,947	$(3,422,947)
FFLS	252,644	(252,644)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	$93,224,612	$14,379,316	$(5,621,598)	$8,757,718
FFLS	21,116,673	6,633,601	(3,505,276)	3,128,325

8.	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of The Future Fund ETFs and

Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, as applicable, of The Future Fund ETFs comprising the One Global ETF and the Future Fund Long/Short ETF (the “Funds”) each a series of Northern Lights Fund Trust II, as of May 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
One Global ETF	For the year ended May 31, 2026	For the years ended May 31, 2026, and 2025	For the years ended May 31, 2026, 2025, 2024 and 2023
The Future Fund Long/Short ETF	For the year ended May 31, 2026	For the years ended May 31, 2026, and 2025	For the years ended May 31, 2026, 2025, and the period from June 20, 2023 (commencement of operations) through May 31, 2024

The One Global ETF’s (formerly known as The Future Fund Active ETF) financial highlights for the period August 23, 2021 (commencement of operations) through May 31, 2022, were audited by other auditors whose report dated July 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended November 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -466-7090 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-466-7090.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETFS-A26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/07/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 08/07/2026